Average Annual Total Returns{- Templeton International Climate Change Fund} - Templeton International Climate Change Fund-06 - Templeton International Climate Change Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Since Inception		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	25.22%	3.43%	24.60%	2.97%	15.75%	2.72%	21.51%	[1]	3.66%	[1]	22.13%	4.12%

[1]

1. The MSCI All Country World ex-US Index-NR is replacing the MSCI All Country World ex-US Index as the Fund's benchmark because the investment manager believes the MSCI All Country World ex-US Index-NR provides a more consistent basis for comparison relative to the Fund's peers.